SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Canada — 0.0%
Lululemon Athletica Inc *	771	$148

Ireland — 1.2%
Accenture PLC, Cl A	11,297	2,173
Ingersoll-Rand PLC	7,234	891
Jazz Pharmaceuticals PLC *	616	79
Medtronic PLC	19,976	2,170
Perrigo Co PLC	1,650	92

		5,405

Puerto Rico — 0.0%
Popular Inc	1,507	82

Switzerland — 0.0%
Garmin Ltd	1,092	93

United Kingdom — 0.1%
Aon PLC	2,921	565

United States — 97.1%

Communication Services — 8.9%
Activision Blizzard Inc	7,115	377
Alphabet Inc, Cl A *	4,600	5,617
Alphabet Inc, Cl C *	4,691	5,718
AT&T Inc	133,201	5,040
CenturyLink Inc	7,881	98
Charter Communications Inc, Cl A *	1,968	811
Cinemark Holdings Inc	2,104	81
Comcast Corp, Cl A	66,971	3,019
Electronic Arts Inc *	2,142	210
Facebook Inc, Cl A *	41,503	7,391
Fox Corp, Cl A	1,372	43
Fox Corp, Cl B	5,833	184
Interpublic Group of Cos Inc/The	8,487	183
John Wiley & Sons Inc, Cl A	3,657	161
Liberty Media Corp-Liberty Formula One, Cl A *	7,162	284
Liberty Media Corp-Liberty Formula One, Cl C *	5,721	238
Live Nation Entertainment Inc *	1,313	87
News Corp, Cl B	7,134	102
Omnicom Group Inc	10,137	794
Spotify Technology SA *	607	69
Sprint Corp *	31,627	195
Take-Two Interactive Software Inc *	830	104
T-Mobile US Inc *	3,026	238
Twitter Inc *	6,144	253
Verizon Communications Inc	62,462	3,770
Viacom Inc, Cl A	2,473	65
Viacom Inc, Cl B	7,351	177
Walt Disney Co/The	26,709	3,481
Zayo Group Holdings Inc *	2,614	89
Zillow Group Inc, Cl C *	2,383	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga Inc, Cl A *	14,448	$84

		39,034

Consumer Discretionary — 10.3%
Amazon.com Inc *	6,547	11,365
Aptiv PLC	3,490	305
Aramark	2,423	106
AutoZone Inc *	235	255
Best Buy Co Inc	3,307	228
Booking Holdings Inc *	563	1,105
BorgWarner Inc	4,528	166
Bright Horizons Family Solutions Inc *	649	99
Burlington Stores Inc *	482	96
Cable One Inc	79	99
CarMax Inc *	1,086	96
Carnival Corp	11,633	508
Carvana Co, Cl A *	1,405	93
CBS Corp, Cl B	1,742	70
Chipotle Mexican Grill Inc, Cl A *	122	103
Choice Hotels International Inc	1,031	92
Columbia Sportswear Co	891	86
Darden Restaurants Inc	705	83
Discovery Inc, Cl C *	2,842	70
Dollar General Corp	2,470	393
Dollar Tree Inc *	1,617	185
Domino’s Pizza Inc	309	76
DR Horton Inc	1,973	104
Dunkin’ Brands Group Inc	2,803	222
eBay Inc	24,197	943
Expedia Group Inc	723	97
Floor & Decor Holdings Inc, Cl A *	2,075	106
Ford Motor Co	41,791	383
frontdoor Inc *	2,205	107
Gap Inc/The	14,224	247
General Motors Co	51,542	1,932
Gentex Corp	3,795	104
Genuine Parts Co	871	87
Goodyear Tire & Rubber Co/The	5,710	82
Grand Canyon Education Inc *	729	72
GrubHub Inc *	1,289	72
H&R Block Inc	3,157	75
Hanesbrands Inc	13,319	204
Harley-Davidson Inc	2,391	86
Hasbro Inc	2,632	312
Hilton Grand Vacations Inc *	3,016	96
Hilton Worldwide Holdings Inc	4,365	406
Home Depot Inc/The	16,979	3,939
Hyatt Hotels Corp, Cl A	2,635	194
Kohl’s Corp	1,859	92
L Brands Inc	5,950	117
Lear Corp	1,457	172
Leggett & Platt Inc	2,232	91

New Covenant Funds / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lennar Corp, Cl A	1,654	$92
LKQ Corp *	3,141	99
Lowe’s Cos Inc	23,723	2,609
Macy’s Inc	4,042	63
Madison Square Garden Co/The *	284	75
Marriott International Inc/MD, Cl A	3,599	448
Mattel Inc *	18,661	213
McDonald’s Corp	11,361	2,439
Mohawk Industries Inc *	634	79
Netflix Inc *	5,901	1,579
Newell Brands Inc	5,602	105
News Corp, Cl A	7,212	100
NIKE Inc, Cl B	17,157	1,611
Nordstrom Inc	3,866	130
Norwegian Cruise Line Holdings Ltd *	1,482	77
O’Reilly Automotive Inc *	677	270
Polaris Industries Inc	966	85
Pool Corp	466	94
PulteGroup Inc	26,308	962
PVH Corp	1,776	157
Qurate Retail Inc *	9,266	96
Ralph Lauren Corp, Cl A	690	66
Roku Inc, Cl A *	933	95
Ross Stores Inc	3,576	393
Royal Caribbean Cruises Ltd	8,804	954
Service Corp International/US	2,015	96
Six Flags Entertainment Corp	1,563	79
Starbucks Corp	16,902	1,494
Tapestry Inc	2,803	73
Target Corp	6,577	703
Tesla Inc *	1,515	365
Tiffany & Co	948	88
TJX Cos Inc/The	15,858	884
Toll Brothers Inc	2,246	92
Tractor Supply Co	2,377	215
Ulta Beauty Inc *	279	70
Under Armour Inc, Cl A *	3,938	79
Under Armour Inc, Cl C *	4,463	81
Urban Outfitters Inc *	3,059	86
Vail Resorts Inc	381	87
VF Corp	4,023	358
Wayfair Inc, Cl A *	590	66
Wendy’s Co/The	11,419	228
Whirlpool Corp	638	101
Williams-Sonoma Inc	3,319	226
Wyndham Destinations Inc	4,669	215
Wyndham Hotels & Resorts Inc	3,409	176
Yum China Holdings Inc	1,913	87
Yum! Brands Inc	3,237	367

		45,228

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 7.3%
Archer-Daniels-Midland Co	3,324	$137
Beyond Meat Inc *	535	79
Bunge Ltd	1,596	90
Campbell Soup Co	10,354	486
Church & Dwight Co Inc	3,000	226
Clorox Co/The	3,366	511
Coca-Cola Co/The	77,274	4,207
Colgate-Palmolive Co	14,526	1,068
Conagra Brands Inc	30,656	941
Costco Wholesale Corp	6,117	1,762
Coty Inc, Cl A	7,317	77
Energizer Holdings Inc	1,973	86
Estee Lauder Cos Inc/The, Cl A	2,390	475
Flowers Foods Inc	9,872	228
General Mills Inc	13,887	765
Hain Celestial Group Inc/The *	3,752	81
Hershey Co/The	2,295	356
Hormel Foods Corp	4,797	210
Ingredion Inc	1,110	91
JM Smucker Co/The	10,889	1,198
Kellogg Co	6,713	432
Keurig Dr Pepper Inc	38,334	1,047
Kimberly-Clark Corp	6,484	921
Kraft Heinz Co/The	4,224	118
Kroger Co/The	57,546	1,484
McCormick & Co Inc/MD	2,916	456
Mondelez International Inc, Cl A	18,714	1,035
Monster Beverage Corp *	2,979	173
PepsiCo Inc	31,732	4,350
Pilgrim’s Pride Corp *	3,030	97
Post Holdings Inc *	793	84
Procter & Gamble Co/The	37,857	4,709
Spectrum Brands Holdings Inc	1,320	70
Sprouts Farmers Market Inc *	9,458	183
Sysco Corp	8,925	709
TreeHouse Foods Inc *	1,471	82
Tyson Foods Inc, Cl A	1,963	169
US Foods Holding Corp *	2,211	91
Walgreens Boots Alliance Inc	8,946	495
Walmart Inc	20,825	2,471

		32,250

Energy — 4.5%
Apache Corp	4,822	123
Apergy Corp *	2,776	75
Baker Hughes a GE Co, Cl A	7,765	180
Cabot Oil & Gas Corp	3,306	58
Cheniere Energy Inc *	1,265	80
Chesapeake Energy Corp *	32,883	46
Chevron Corp	37,856	4,490
Concho Resources Inc	1,204	82

2	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ConocoPhillips	28,755	$1,638
Continental Resources Inc/OK	2,048	63
Devon Energy Corp	8,276	199
Diamondback Energy Inc	796	72
EOG Resources Inc	6,996	519
EQT Corp	2,732	29
Equitrans Midstream Corp	2,185	32
Exxon Mobil Corp	65,031	4,592
Halliburton Co	4,450	84
Helmerich & Payne Inc	1,494	60
Hess Corp	7,788	471
HollyFrontier Corp	3,119	167
Kinder Morgan Inc/DE	21,442	442
Kosmos Energy Ltd	31,233	195
Marathon Oil Corp	10,930	134
Marathon Petroleum Corp	7,000	425
Murphy Oil Corp	3,117	69
National Oilwell Varco Inc	3,446	73
Noble Energy Inc	6,179	139
Occidental Petroleum Corp	34,675	1,542
ONEOK Inc	3,505	258
PBF Energy Inc, Cl A	2,828	77
Phillips 66	5,367	550
Pioneer Natural Resources Co	1,910	240
Range Resources Corp	22,746	87
Schlumberger Ltd	51,478	1,759
Targa Resources Corp	2,219	89
Valero Energy Corp	4,219	360
Williams Cos Inc/The	11,002	265

		19,764

Financials — 12.8%
Affiliated Managers Group Inc	910	76
Aflac Inc	7,601	398
Alleghany Corp *	128	102
Allstate Corp/The	3,458	376
American Express Co	9,360	1,107
American International Group Inc	10,083	562
Ameriprise Financial Inc	1,250	184
Annaly Capital Management Inc ‡	8,922	78
Arch Capital Group Ltd *	2,404	101
Arthur J Gallagher & Co	1,029	92
Assurant Inc	883	111
AXA Equitable Holdings Inc	37,558	832
Bank of America Corp	166,804	4,866
Bank of Hawaii Corp	1,051	90
Bank of New York Mellon Corp/The	12,656	572
Bank OZK	2,609	71
BankUnited Inc	2,418	81
BB&T Corp	8,015	428
Berkshire Hathaway Inc, Cl B *	29,663	6,170
BlackRock Inc, Cl A	1,478	659

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brighthouse Financial Inc *	2,182	$88
Brown & Brown Inc	2,667	96
Capital One Financial Corp	5,083	462
Cboe Global Markets Inc	830	95
Charles Schwab Corp/The	14,548	609
Chubb Ltd	5,856	945
Cincinnati Financial Corp	891	104
Citigroup Inc	54,313	3,752
Citizens Financial Group Inc	2,381	84
CME Group Inc, Cl A	4,491	949
CNA Financial Corp	1,871	92
Comerica Inc	1,232	81
Commerce Bancshares Inc/MO	1,418	86
Credit Acceptance Corp *	177	82
Cullen/Frost Bankers Inc	850	75
Discover Financial Services	3,009	244
E*TRADE Financial Corp	1,729	76
East West Bancorp Inc	1,710	76
Erie Indemnity Co, Cl A	433	80
FactSet Research Systems Inc	306	74
Fifth Third Bancorp	4,599	126
First Hawaiian Inc	3,126	83
First Republic Bank/CA	831	80
Franklin Resources Inc	6,856	198
Globe Life	972	93
Goldman Sachs Group Inc/The	5,574	1,155
Hanover Insurance Group Inc/The	694	94
Hartford Financial Services Group Inc/The	4,042	245
Huntington Bancshares Inc/OH	6,282	90
Intercontinental Exchange Inc	6,350	586
Invesco Ltd	50,690	859
JPMorgan Chase & Co	59,458	6,998
KeyCorp	12,904	230
Lazard Ltd, Cl A (A)	2,316	81
Lincoln National Corp	3,621	218
Loews Corp	1,670	86
LPL Financial Holdings Inc	1,036	85
M&T Bank Corp	929	147
Markel Corp *	81	96
MarketAxess Holdings Inc	305	100
Marsh & McLennan Cos Inc	20,171	2,018
Mercury General Corp	1,523	85
MetLife Inc	8,552	403
Moody’s Corp	1,782	365
Morgan Stanley	35,755	1,526
Morningstar Inc	1,607	235
MSCI Inc, Cl A	1,669	363
Nasdaq Inc	2,378	236
New York Community Bancorp Inc	7,595	95
Northern Trust Corp	8,350	779
OneMain Holdings Inc, Cl A	2,529	93
People’s United Financial Inc	5,001	78

New Covenant Funds / Quarterly Report / September 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle Financial Partners Inc	1,489	$84
PNC Financial Services Group Inc/The	5,690	797
Principal Financial Group Inc	7,045	403
Progressive Corp/The	6,981	539
Prosperity Bancshares Inc	1,192	84
Prudential Financial Inc	16,015	1,441
Raymond James Financial Inc	980	81
Regions Financial Corp	5,703	90
Reinsurance Group of America Inc, Cl A	578	92
S&P Global Inc	8,103	1,985
Santander Consumer USA Holdings Inc	4,038	103
Signature Bank/New York NY	676	81
SLM Corp	8,316	73
State Street Corp	23,884	1,414
SunTrust Banks Inc	4,136	285
SVB Financial Group *	346	72
Synchrony Financial	4,720	161
T Rowe Price Group Inc	2,711	310
TD Ameritrade Holding Corp	1,608	75
TFS Financial Corp	4,940	89
Travelers Cos Inc/The	2,743	408
Two Harbors Investment Corp	6,390	84
US Bancorp	20,106	1,113
Voya Financial Inc	4,001	218
Wells Fargo & Co	61,564	3,105
Western Alliance Bancorp	1,801	83
Willis Towers Watson PLC	907	175
WR Berkley Corp	1,397	101
Zions Bancorp NA	1,771	79

		56,657

Health Care — 13.2%
Abbott Laboratories	41,888	3,505
AbbVie Inc	21,492	1,627
ABIOMED Inc *	332	59
Agilent Technologies Inc	7,874	603
Alexion Pharmaceuticals Inc *	1,593	156
Align Technology Inc *	602	109
Allergan PLC	4,194	706
Alnylam Pharmaceuticals Inc *	1,202	97
AmerisourceBergen Corp, Cl A	1,108	91
Amgen Inc	16,833	3,257
Anthem Inc	3,366	808
Baxter International Inc	12,373	1,082
Becton Dickinson and Co	4,437	1,122
Biogen Inc *	3,113	725
BioMarin Pharmaceutical Inc *	1,042	70
Bio-Rad Laboratories Inc, Cl A *	639	213
Bio-Techne Corp	426	83
Bluebird Bio Inc *	645	59
Boston Scientific Corp *	40,840	1,662
Bristol-Myers Squibb Co	29,745	1,508

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bruker Corp	1,999	$88
Cantel Medical Corp	1,233	92
Cardinal Health Inc	2,213	104
Celgene Corp *	8,987	892
Centene Corp *	3,110	135
Cerner Corp	2,541	173
Charles River Laboratories International Inc *	629	83
Cigna Corp	5,007	760
Cooper Cos Inc/The	295	88
Covetrus Inc *	1,045	12
CVS Health Corp	40,246	2,538
Danaher Corp	8,456	1,221
DaVita Inc *	1,647	94
DENTSPLY SIRONA Inc	3,113	166
DexCom Inc *	723	108
Edwards Lifesciences Corp *	2,828	622
Elanco Animal Health Inc *	6,958	185
Eli Lilly & Co	11,479	1,284
Encompass Health Corp	1,377	87
Exact Sciences Corp *	930	84
Exelixis Inc *	4,344	77
Gilead Sciences Inc	18,126	1,149
HCA Healthcare Inc	2,683	323
Henry Schein Inc *	2,612	166
Hill-Rom Holdings Inc	825	87
Hologic Inc *	1,882	95
Humana Inc *	1,372	351
ICU Medical Inc *	374	60
IDEXX Laboratories Inc *	690	188
Illumina Inc *	3,352	1,020
Incyte Corp *	1,063	79
Insulet Corp *	831	137
Integra LifeSciences Holdings Corp *	1,632	98
Intuitive Surgical Inc *	1,480	799
IQVIA Holdings Inc *	1,493	223
Johnson & Johnson	51,318	6,640
Laboratory Corp of America Holdings *	515	87
McKesson Corp	1,711	234
MEDNAX Inc *	2,907	66
Merck & Co Inc	56,489	4,755
Mettler-Toledo International Inc *	562	396
Moderna Inc *	8,718	139
Mylan NV *	3,872	77
Neurocrine Biosciences Inc *	1,089	98
Penumbra Inc *	654	88
PerkinElmer Inc	928	79
Pfizer Inc	86,529	3,109
PRA Health Sciences Inc *	931	92
Premier Inc, Cl A *	2,266	66
QIAGEN NV *	2,338	77
Quest Diagnostics Inc	865	93
Regeneron Pharmaceuticals Inc *	1,105	307

4	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ResMed Inc	2,930	$396
Sage Therapeutics Inc *	516	72
Sarepta Therapeutics Inc *	703	53
STERIS PLC	1,661	240
Stryker Corp	4,567	988
Teleflex Inc	742	252
Thermo Fisher Scientific Inc	5,514	1,606
UnitedHealth Group Inc	19,922	4,329
Universal Health Services Inc, Cl B	698	104
Varian Medical Systems Inc *	1,773	211
Veeva Systems Inc, Cl A *	904	138
Vertex Pharmaceuticals Inc *	2,772	470
Waters Corp *	395	88
WellCare Health Plans Inc *	313	81
West Pharmaceutical Services Inc	1,875	266
Zimmer Biomet Holdings Inc	4,581	629
Zoetis Inc, Cl A	5,626	701

		58,237

Industrials — 8.2%
3M Co	13,677	2,248
Acuity Brands Inc	598	81
AECOM *	6,633	249
AGCO Corp	1,171	89
Alaska Air Group Inc	3,175	206
Allegion PLC	855	89
Allison Transmission Holdings Inc	1,870	88
American Airlines Group Inc	26,880	725
AMETEK Inc	1,121	103
AO Smith Corp	1,708	81
Arconic Inc	7,379	192
Armstrong World Industries Inc	979	95
BWX Technologies Inc	6,269	359
CH Robinson Worldwide Inc	1,051	89
Cintas Corp	1,907	511
Clean Harbors Inc *	1,228	95
Copart Inc *	1,284	103
CoStar Group Inc *	266	158
Crane Co	999	81
CSX Corp	9,694	671
Cummins Inc	3,179	517
Curtiss-Wright Corp	1,789	231
Deere & Co	4,735	799
Delta Air Lines Inc	28,033	1,615
Donaldson Co Inc	1,646	86
Dover Corp	2,207	220
Eaton Corp PLC	13,217	1,099
Emerson Electric Co	6,592	441
Equifax Inc	719	101
Expeditors International of Washington Inc	1,163	86
Fastenal Co	6,120	200
FedEx Corp	3,607	525

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowserve Corp	1,726	$81
Fluor Corp	4,373	84
Fortune Brands Home & Security Inc	1,585	87
Gardner Denver Holdings Inc *	2,502	71
Gates Industrial Corp PLC *	6,472	65
General Electric Co	121,638	1,087
Graco Inc	1,670	77
GrafTech International Ltd	7,088	91
HD Supply Holdings Inc *	1,986	78
HEICO Corp	4,884	610
HEICO Corp, Cl A	1,813	176
Hexcel Corp	4,105	337
Honeywell International Inc	10,659	1,803
Hubbell Inc, Cl B	682	90
IDEX Corp	555	91
IHS Markit Ltd *	3,910	261
Illinois Tool Works Inc	12,876	2,015
ITT Inc	1,404	86
Jacobs Engineering Group Inc	1,091	100
JetBlue Airways Corp *	4,688	79
Johnson Controls International plc	19,263	845
Kansas City Southern	1,741	232
Kirby Corp *	1,032	85
Landstar System Inc	2,284	257
Lennox International Inc	310	75
Lincoln Electric Holdings Inc	1,027	89
Lyft Inc, Cl A *	1,333	54
Macquarie Infrastructure Corp	2,041	81
ManpowerGroup Inc	3,586	302
Masco Corp	6,315	263
Middleby Corp/The *	632	74
MSC Industrial Direct Co Inc, Cl A	1,115	81
Nielsen Holdings PLC	10,117	215
Nordson Corp	600	88
Norfolk Southern Corp	3,218	578
nVent Electric PLC	3,298	73
Oshkosh Corp	2,762	209
Owens Corning	4,958	313
PACCAR Inc	2,150	151
Parker-Hannifin Corp	1,231	222
Pentair PLC	4,928	186
Quanta Services Inc	2,291	87
Regal Beloit Corp	1,068	78
Republic Services Inc, Cl A	2,647	229
Resideo Technologies Inc *	448	6
Rockwell Automation Inc	1,620	267
Rollins Inc	2,355	80
Roper Technologies Inc	1,151	410
Ryder System Inc	1,425	74
Schneider National Inc, Cl B	4,347	94
Sensata Technologies Holding PLC *	4,273	214
Southwest Airlines Co	4,524	244

New Covenant Funds / Quarterly Report / September 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings Inc, Cl A	8,213	$675
Stanley Black & Decker Inc	1,349	195
Stericycle Inc *	1,710	87
Teledyne Technologies Inc *	878	283
Timken Co/The	1,715	75
Toro Co/The	1,175	86
TransDigm Group Inc *	1,732	902
TransUnion	3,412	277
Trinity Industries Inc	3,977	78
Uber Technologies *	2,024	62
Union Pacific Corp	12,488	2,023
United Airlines Holdings Inc *	2,850	252
United Parcel Service Inc, Cl B	9,414	1,128
United Rentals Inc *	1,692	211
Univar Inc *	10,632	221
Valmont Industries Inc	689	95
Verisk Analytics Inc, Cl A	1,729	273
WABCO Holdings Inc *	649	87
Wabtec Corp	465	33
Waste Management Inc	6,467	744
Watsco Inc	537	91
WESCO International Inc *	3,527	168
Woodward Inc	769	83
WW Grainger Inc	5,055	1,502
XPO Logistics Inc *	1,396	100
Xylem Inc/NY	8,168	650

		36,239

Information Technology — 21.8%
2U Inc *	2,061	34
Adobe Inc *	11,869	3,279
Advanced Micro Devices Inc *	10,606	307
Akamai Technologies Inc *	3,119	285
Alliance Data Systems Corp	1,335	171
Alteryx Inc, Cl A *	810	87
Amdocs Ltd	3,632	240
Amphenol Corp, Cl A	2,838	274
Analog Devices Inc	4,564	510
Anaplan Inc *	1,752	82
ANSYS Inc *	448	99
Apple Inc	74,954	16,787
Applied Materials Inc	10,761	537
Arista Networks Inc *	768	183
Arrow Electronics Inc *	2,550	190
Atlassian Corp PLC, Cl A *	665	83
Autodesk Inc *	3,559	526
Automatic Data Processing Inc	14,168	2,287
Avnet Inc	1,892	84
Black Knight Inc *	1,569	96
Booz Allen Hamilton Holding Corp, Cl A	1,402	100
Broadcom Inc	6,023	1,663
Broadridge Financial Solutions Inc	720	90

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadence Design Systems Inc *	2,046	$135
CDK Global Inc	1,636	79
CDW Corp/DE	806	99
Cisco Systems Inc	68,588	3,389
Citrix Systems Inc	1,980	191
Cognex Corp	1,834	90
Cognizant Technology Solutions Corp, Cl A	8,315	501
Coherent Inc *	626	96
CommScope Holding Co Inc *	7,086	83
CoreLogic Inc/United States *	2,160	100
Corning Inc	6,104	174
Coupa Software Inc *	688	89
Cree Inc *	1,483	73
Cypress Semiconductor Corp	13,021	304
Dell Technologies Inc, Cl C *	4,108	213
DocuSign Inc, Cl A *	1,618	100
DXC Technology Co	5,395	159
Elastic NV *	2,388	197
EPAM Systems Inc *	1,434	261
Euronet Worldwide Inc *	567	83
F5 Networks Inc *	578	81
Fair Isaac Corp *	299	91
Fidelity National Information Services Inc	9,658	1,282
FireEye Inc *	5,502	73
First Solar Inc *	3,538	205
Fiserv Inc *	8,888	921
FleetCor Technologies Inc *	729	209
FLIR Systems Inc	1,671	88
Fortinet Inc *	1,036	80
Genpact Ltd	6,870	266
Global Payments Inc	3,176	505
GoDaddy Inc, Cl A *	1,102	73
Guidewire Software Inc *	824	87
IAC/InterActiveCorp *	376	82
Intel Corp	67,438	3,475
International Business Machines Corp	13,123	1,908
Intuit Inc	3,714	988
IPG Photonics Corp *	558	76
Jabil Inc	6,948	249
Jack Henry & Associates Inc	636	93
Juniper Networks Inc	7,826	194
Keysight Technologies Inc *	3,329	324
KLA-Tencor Corp	1,904	304
Lam Research Corp	5,705	1,318
Littelfuse Inc	487	86
LogMeIn Inc	1,076	76
Manhattan Associates Inc *	1,278	103
Marvell Technology Group Ltd	3,312	83
Mastercard Inc, Cl A	13,682	3,716
Maxim Integrated Products Inc	3,740	217
Microchip Technology Inc	16,703	1,552
Micron Technology Inc *	29,536	1,266

6	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	119,663	$16,637
MKS Instruments Inc	1,029	95
MongoDB Inc, Cl A *	574	69
Monolithic Power Systems Inc	630	98
National Instruments Corp	4,960	208
NCR Corp *	2,759	87
NetApp Inc	2,936	154
Nutanix Inc, Cl A *	2,317	61
NVIDIA Corp	9,892	1,722
Okta Inc, Cl A *	812	80
ON Semiconductor Corp *	9,649	185
Oracle Corp	34,708	1,910
Pagerduty Inc *	1,821	51
Palo Alto Networks Inc *	541	110
Paychex Inc	2,612	216
PayPal Holdings Inc *	18,658	1,933
Pegasystems Inc	1,214	83
Pluralsight Inc, Cl A *	2,621	44
Proofpoint Inc *	706	91
Pure Storage Inc, Cl A *	3,883	66
Qorvo Inc *	2,803	208
QUALCOMM Inc	31,230	2,382
RealPage Inc *	1,444	91
RingCentral Inc, Cl A *	699	88
Sabre Corp	4,174	93
salesforce.com *	18,882	2,803
ServiceNow Inc *	2,242	569
Skyworks Solutions Inc	2,779	220
Smartsheet Inc, Cl A *	1,824	66
SolarWinds Corp *	4,908	91
Splunk Inc *	1,095	129
Square Inc, Cl A *	2,891	179
Switch Inc, Cl A	7,588	119
Symantec Corp	13,065	309
Synopsys Inc *	1,083	149
Teradata Corp *	4,437	138
Teradyne Inc	4,784	277
Texas Instruments Inc	13,483	1,743
Trade Desk Inc/The, Cl A *	376	71
Trimble Inc *	2,035	79
Twilio Inc, Cl A *	639	70
Tyler Technologies Inc *	393	103
Universal Display Corp	521	87
VeriSign Inc *	780	147
Versum Materials Inc	4,128	218
Visa Inc, Cl A	34,604	5,952
VMware Inc, Cl A *	1,343	202
Western Digital Corp	2,423	144
Western Union Co/The	4,423	102
WEX Inc *	415	84
Workday Inc, Cl A *	2,079	353
Xerox Holdings	7,073	212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xilinx Inc	2,632	$252
Zebra Technologies Corp, Cl A *	438	90
Zendesk Inc *	968	71
Zscaler Inc *	1,122	53

		96,325

Materials — 3.3%
Air Products & Chemicals Inc	4,688	1,040
Albemarle Corp	1,720	120
Alcoa Corp *	5,657	114
AptarGroup Inc	1,944	230
Ashland Global Holdings Inc	1,131	87
Avery Dennison Corp	2,082	236
Axalta Coating Systems Ltd *	7,963	240
Ball Corp	14,154	1,031
Berry Global Group Inc *	4,123	162
Cabot Corp	5,731	260
Celanese Corp, Cl A	1,119	137
Corteva Inc	9,937	278
Crown Holdings Inc *	6,925	457
Domtar Corp	4,337	155
Dow Inc	7,697	367
DuPont de Nemours Inc	9,937	709
Eagle Materials Inc	964	87
Eastman Chemical Co	11,106	820
Ecolab Inc	3,153	624
Element Solutions Inc *	7,705	78
FMC Corp	2,400	210
Freeport-McMoRan Inc	55,083	527
Graphic Packaging Holding Co	6,282	93
Huntsman Corp	4,321	100
International Flavors & Fragrances Inc	2,307	283
International Paper Co	4,549	190
Linde PLC	7,642	1,480
LyondellBasell Industries NV, Cl A	2,182	195
Martin Marietta Materials Inc	397	109
Mosaic Co/The	3,590	74
Newmont Goldcorp Corp	32,004	1,214
Nucor Corp	1,510	77
Packaging Corp of America	876	93
PPG Industries Inc	2,274	269
Sealed Air Corp	1,978	82
Sherwin-Williams Co/The	2,451	1,348
Sonoco Products Co	3,525	205
Southern Copper Corp	2,407	82
Steel Dynamics Inc	2,648	79
Valvoline Inc	11,216	247
Vulcan Materials Co	665	101
Westrock Co	3,989	145

		14,435

Real Estate — 3.4%
Alexandria Real Estate Equities Inc ‡	1,497	231

New Covenant Funds / Quarterly Report / September 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Campus Communities Inc ‡	1,870	$90
American Tower Corp, Cl A ‡	6,167	1,364
Apartment Investment & Management Co, Cl A ‡	1,721	90
Apple Hospitality REIT Inc ‡	5,196	86
AvalonBay Communities Inc ‡	3,261	702
Boston Properties Inc ‡	1,468	190
Brandywine Realty Trust ‡	14,492	220
Brixmor Property Group Inc ‡	4,703	95
Brookfield Property REIT Inc, Cl A ‡	4,643	95
Camden Property Trust ‡	850	94
CBRE Group Inc, Cl A *	4,438	235
Colony Capital Inc ‡	41,643	251
Columbia Property Trust Inc ‡	3,886	82
Corporate Office Properties Trust ‡	7,752	231
Cousins Properties	2,400	90
Crown Castle International Corp ‡	4,791	666
CubeSmart ‡	2,615	91
CyrusOne Inc ‡	1,416	112
Digital Realty Trust Inc ‡	1,874	243
Douglas Emmett Inc ‡	5,367	230
Duke Realty Corp ‡	2,798	95
Empire State Realty Trust Inc, Cl A ‡	5,592	80
Equinix Inc ‡	963	555
Equity Commonwealth *‡	2,677	92
Equity LifeStyle Properties Inc ‡	734	98
Equity Residential ‡	3,485	301
Essex Property Trust Inc ‡	303	99
Extra Space Storage Inc ‡	811	95
Federal Realty Investment Trust ‡	664	90
Gaming and Leisure Properties Inc ‡	2,146	82
HCP Inc ‡	6,436	229
Healthcare Trust of America Inc, Cl A ‡	3,127	92
Highwoods Properties Inc ‡	1,945	87
Host Hotels & Resorts Inc ‡	17,568	304
Howard Hughes Corp/The *	795	103
Hudson Pacific Properties Inc ‡	2,475	83
Iron Mountain Inc ‡	5,996	194
JBG SMITH Properties ‡	2,065	81
Jones Lang LaSalle Inc	1,270	177
Kilroy Realty Corp ‡	4,516	352
Kimco Realty Corp ‡	4,679	98
Lamar Advertising Co, Cl A ‡	1,059	87
Liberty Property Trust ‡	1,784	92
Life Storage Inc ‡	901	95
Macerich Co/The ‡	5,238	165
Mid-America Apartment Communities Inc ‡	772	100
Paramount Group Inc ‡	5,922	79
Prologis Inc ‡	18,853	1,607
Public Storage ‡	1,424	349
Realty Income Corp ‡	2,296	176
Regency Centers Corp ‡	3,123	217

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Properties of America Inc, Cl A ‡	6,789	$84
SBA Communications Corp, Cl A ‡	994	240
Service Properties Trust *	3,299	85
Simon Property Group Inc ‡	3,706	577
SL Green Realty Corp ‡	2,476	202
STORE Capital Corp ‡	2,555	96
Taubman Centers Inc ‡	1,690	69
UDR Inc ‡	1,932	94
Ventas Inc ‡	3,279	239
VEREIT Inc ‡	10,217	100
Vornado Realty Trust ‡	2,903	185
Weingarten Realty Investors ‡	2,933	85
Welltower Inc ‡	4,270	387
Weyerhaeuser Co ‡	17,005	471
WP Carey Inc ‡	1,084	97

		14,853

Utilities — 3.4%
AES Corp/VA	5,282	86
Alliant Energy Corp	4,695	253
Ameren Corp	1,172	94
American Electric Power Co Inc	5,930	556
American Water Works Co Inc	2,717	338
Aqua America Inc	2,221	100
Avangrid Inc	1,720	90
CenterPoint Energy Inc	7,150	216
CMS Energy Corp	22,380	1,431
Consolidated Edison Inc	3,086	292
Dominion Energy Inc	9,975	808
DTE Energy Co	9,809	1,304
Duke Energy Corp	9,540	914
Edison International	3,288	248
Entergy Corp	2,276	267
Evergy Inc	1,477	98
Eversource Energy	10,983	939
Exelon Corp	11,090	536
FirstEnergy Corp	3,859	186
Hawaiian Electric Industries Inc	2,040	93
MDU Resources Group Inc	3,334	94
National Fuel Gas Co	1,502	70
NextEra Energy Inc	6,768	1,577
NiSource Inc	13,892	416
NRG Energy Inc	2,300	91
OGE Energy Corp	2,067	94
PG&E Corp *	4,614	46
Pinnacle West Capital Corp	2,640	256
PPL Corp	7,025	221
Public Service Enterprise Group Inc	4,452	276
Sempra Energy	3,086	456
Southern Co/The	13,370	826
UGI Corp	1,560	78
WEC Energy Group Inc	2,779	264

8	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	21,147	$1,372

		14,986

		428,008

Total Common Stock (Cost $323,663) ($ Thousands)		434,301

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.800%**†	4,271,103	$4,271

Total Cash Equivalent (Cost $4,271) ($ Thousands)		4,271

Total Investments in Securities — 99.4% (Cost $327,934) ($ Thousands)		$438,572

A list of the open futures held by the Fund at September 30, 2019 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	29	Dec-2019	$4,357	$4,319	$(38)
S&P Mid Cap 400 Index E-MINI	1	Dec-2019	195	194	(1)

			$4,552	$4,513	$(39)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $441,418 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At September 30, 2019, such securities amounted to $81 ($ Thousands), or 0.02% of the net assets.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	434,217	84	–	434,301
Cash Equivalent	4,271	–	–	4,271

Total Investments in Securities	438,488	84	–	438,572

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Depreciation	(39)	–	–	(39)

Total Other Financial Instruments	(39)	–	–	(39)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 8,829	$ 14,805	$ (19,363)	$ —	$ —	$ 4,271	4,271,103	$ 37	$ —

New Covenant Funds / Quarterly Report / September 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.7%

Agency Mortgage-Backed Obligations — 34.1%
CSMC, Ser USA, Cl B
4.185%, 09/15/2037 (A)	$470	$499
FHLMC
6.500%, 09/01/2039	34	38
5.500%, 12/01/2036 to 12/01/2038	283	319
5.000%, 12/01/2020 to 01/01/2049	2,263	2,484
4.500%, 06/01/2038 to 06/01/2049	5,597	5,997
4.000%, 07/01/2037 to 09/01/2048	5,666	5,940
3.500%, 11/01/2042 to 08/01/2049	2,222	2,325
3.000%, 08/01/2046 to 10/01/2049	9,175	9,385
2.500%, 03/01/2033 to 04/01/2033	909	918
2.000%, 09/01/2023	404	402
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.923%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	271	40
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	154	10
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	319	22
FHLMC CMO, Ser 2012-4099, Cl ST, IO
3.973%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	127	20
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	329	36
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.223%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	189	27
FHLMC CMO, Ser 2014-4310, Cl SA, IO
3.923%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	50	8
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.973%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	107	17
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.027%, 04/15/2041 (B)	53	3
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	180	200
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, Cl X1, IO
1.372%, 11/25/2019 (B)	624	–
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.218%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	193	193
FHLMC, Ser 2016-353, Cl S1, IO
3.973%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	145	25
FNMA
7.000%, 11/01/2037 to 11/01/2038	30	35
6.500%, 01/01/2038 to 05/01/2040	212	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
6.000%, 07/01/2037 to 11/01/2038	$152	$171
5.500%, 02/01/2035	130	147
5.000%, 01/01/2021 to 02/01/2049	8,385	9,129
4.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	24	25
4.750%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	27	28
4.500%, 02/01/2035 to 04/01/2056	3,445	3,713
4.390%, VAR ICE LIBOR USD 12 Month+1.428%, 05/01/2043	278	286
4.182%, 11/25/2017	71	12
4.000%, 06/01/2025 to 09/01/2047	12,186	12,898
3.640%, 11/01/2028	100	111
3.500%, 04/01/2033 to 03/01/2057	13,249	13,868
3.350%, 05/01/2029	20	22
3.160%, 06/01/2029	370	399
3.000%, 08/01/2046 to 09/01/2049	4,618	4,720
2.850%, 08/01/2031	100	105
2.810%, 08/01/2031	100	105
2.790%, 08/01/2029	200	210
2.770%, 08/01/2031	100	104
2.765%, 08/01/2031	100	104
2.740%, 08/01/2029	100	105
2.500%, 10/01/2042	555	555
2.240%, 09/01/2026	142	144
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	462	522
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	426	29
FNMA CMO, Ser 2014-47, Cl AI, IO
2.009%, 08/25/2044 (B)	132	7
FNMA CMO, Ser 2015-55, Cl IO, IO
1.821%, 08/25/2055 (B)	32	2
FNMA CMO, Ser 2015-56, Cl AS, IO
4.132%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	63	14
FNMA CMO, Ser M3, Cl X2, IO
0.456%, 10/25/2024 (B)	4,191	65
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.918%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	275	300
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.318%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	122	123
FNMA Connecticut Avenue Securities, Ser 2019-R03, Cl 1M1
2.768%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2031 (A)	323	323

10	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
5.000%, 10/01/2036	$1,000	$1,071
4.500%, 10/14/2034	1,000	1,053
4.000%, 10/14/2039	300	311
3.500%, 10/01/2040	3,600	3,717
3.000%, 10/15/2042	2,600	2,639
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	140	160
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	16	1
FNMA, Ser 2013-54, Cl BS, IO
4.132%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	51	11
FNMA, Ser 2017-76, Cl SB, IO
4.082%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	291	57
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	80	89
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	170	188
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (B)	725	773
FRESB Mortgage Trust, Ser SB58, Cl A10F
3.610%, 10/25/2028 (B)	1,050	1,140
GNMA
5.500%, 02/20/2037 to 01/15/2039	135	151
5.000%, 12/20/2038 to 01/20/2049	1,473	1,598
4.600%, 09/15/2034	2,150	2,315
4.500%, 07/20/2038 to 03/20/2049	4,556	4,852
4.000%, 01/15/2041 to 05/20/2049	4,248	4,469
3.500%, 06/20/2044 to 09/20/2049	2,732	2,852
3.000%, 09/15/2042 to 02/20/2048	579	597
2.500%, 02/20/2027	678	689
GNMA CMO, Ser 186, Cl IO, IO
0.756%, 08/16/2054 (B)	1,581	71
GNMA CMO, Ser 2012-34, Cl SA, IO
4.006%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	36	7
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	71	3
GNMA CMO, Ser 2012-H18, Cl NA
2.749%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	186	186
GNMA CMO, Ser 2012-H30, Cl GA
2.579%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	842	840
GNMA CMO, Ser 2013-H01, Cl TA
2.729%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	12	12
GNMA CMO, Ser 2013-H08, Cl BF
2.629%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	801	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	$1,223	$58
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	110	21
GNMA CMO, Ser 2015-H20, Cl FA
2.699%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	279	279
GNMA CMO, Ser 85, Cl IA, IO
0.692%, 03/16/2047 (B)	2,815	94
GNMA CMO, Ser 95, Cl IO, IO
0.589%, 04/16/2047 (B)	1,502	54
GNMA TBA
4.500%, 10/15/2039	200	209
4.000%, 10/01/2039	100	104
3.500%, 10/15/2041	3,200	3,315
3.000%, 10/01/2042	400	410
GNMA, Ser 2013-H21, Cl FB
2.929%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	503	505
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	80	82

		113,315

Non-Agency Mortgage-Backed Obligations — 7.6%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
2.908%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (A)	130	130
Bear Stearns Trust, Ser 2004-6, Cl 1A
2.658%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	60	60
BX Trust, Ser APPL, Cl A
2.908%, VAR ICE LIBOR USD 1 Month+0.880%, 07/15/2034 (A)	127	127
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	107
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	858
Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (A)	190	197
COMM Mortgage Trust, Ser CR5, Cl A4
2.771%, 12/10/2045	700	713
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (A)	590	606
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	662	683
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	22

New Covenant Funds / Quarterly Report / September 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.250%, 10/10/2046 (B)	$10	$10
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	20	21
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	1,343	1,346
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (A)	1,009	1,036
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
3.918%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (A)	123	125
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	290	295
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	80	88
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	620	612
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	430	425
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (B)	210	229
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.055%, 01/15/2047 (B)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.709%, 09/15/2047 (B)	80	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, Cl A3
3.507%, 05/15/2045	1,126	1,161
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
5.778%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (A)	129	126
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (A)	380	390
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.338%, 05/25/2045 (A)(B)	98	98
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	450	453
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	687	698
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	263	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	$797	$811
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	643	649
Lanark Master Issuer, Ser 2018-1A, Cl 1A
2.570%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (A)	614	614
MAD Mortgage Trust, Ser 330M, Cl A
3.294%, 08/15/2034 (A)(B)	220	229
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	646
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	1,475	1,511
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9
3.102%, 05/15/2046	714	735
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	225
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (A)	128	130
MSCG Trust, Ser ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	428
Natixis Commercial Mortgage Securities Trust, Ser FAME, Cl B
3.655%, 08/15/2034 (A)	410	419
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	406	417
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	580	580
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	74	78
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	974	1,016
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	803	840
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	714	724
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	791	806
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	398	404
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	226	227

12	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (A)	$116	$119
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.470%, 05/10/2063 (A)(B)	335	10
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	166
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.509%, 06/15/2045 (A)(B)	1,091	30
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.336%, 05/15/2045 (A)(B)	1,095	40
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.736%, 10/15/2057 (B)	1,122	28
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.530%, 10/15/2057 (B)	270	291
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	165
WFRBS Commercial Mortgage Trust, Ser C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,796	1,855

		25,268

Total Mortgage-Backed Securities (Cost $136,768) ($ Thousands)		138,583

CORPORATE OBLIGATIONS — 29.1%

Communication Services — 2.5%
AT&T
4.250%, 03/01/2027	150	163
4.125%, 02/17/2026	408	441
3.875%, 08/15/2021	10	10
3.721%, 11/27/2022 (A)(C)	2,000	1,851
3.400%, 05/15/2025	460	480
3.000%, 06/30/2022	10	10
Charter Communications Operating
5.050%, 03/30/2029	20	22
4.908%, 07/23/2025	110	121
3.750%, 02/15/2028	20	21
3.579%, 07/23/2020	30	30
Comcast
4.150%, 10/15/2028	80	90
3.950%, 10/15/2025	150	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast Cable Communications Holdings
9.455%, 11/15/2022	$1,116	$1,366
Cox Communications
3.250%, 12/15/2022 (A)	859	882
Fox
4.709%, 01/25/2029 (A)	40	46
NBCUniversal Media
4.375%, 04/01/2021	10	10
Sprint Spectrum
3.360%, 09/20/2021 (A)	385	386
TCI Communications
7.875%, 02/15/2026	240	314
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	379
Tencent Holdings MTN
3.595%, 01/19/2028 (A)	250	261
Verizon Communications
3.875%, 02/08/2029	30	33
3.376%, 02/15/2025	232	245
2.625%, 08/15/2026	513	520
Viacom
3.875%, 04/01/2024	20	21
Vodafone Group PLC
3.750%, 01/16/2024	410	432
Walt Disney
3.000%, 09/15/2022 (A)	30	31

		8,328

Consumer Discretionary — 1.9%
Amazon.com
3.150%, 08/22/2027	470	499
BMW US Capital
2.150%, 04/06/2020 (A)	950	950
1.850%, 09/15/2021 (A)	20	20
Ford Motor Credit
8.125%, 01/15/2020	340	346
2.597%, 11/04/2019	800	800
General Motors Financial
4.150%, 06/19/2023	600	624
3.700%, 11/24/2020	80	81
3.700%, 05/09/2023	190	194
3.150%, 01/15/2020	330	330
2.450%, 11/06/2020	30	30
KazMunayGas National JSC
5.375%, 04/24/2030 (A)	400	449
McDonald’s MTN
3.350%, 04/01/2023	280	292
Newell Brands
3.850%, 04/01/2023	53	55
Time Warner Cable
5.000%, 02/01/2020	990	998

New Covenant Funds / Quarterly Report / September 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	$461	$508

		6,176

Consumer Staples — 0.4%
Kraft Heinz Foods
4.875%, 02/15/2025 (A)	48	49
Mars
3.200%, 04/01/2030 (A)	30	32
2.700%, 04/01/2025 (A)	60	62
PepsiCo
3.000%, 08/25/2021	290	296
2.750%, 03/05/2022	80	82
Smithfield Foods
2.700%, 01/31/2020 (A)	330	330
Walmart
3.050%, 07/08/2026	100	106
WM Wrigley Jr
2.900%, 10/21/2019 (A)	360	360

		1,317

Energy — 2.8%
Apache
3.250%, 04/15/2022	616	627
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets America
3.790%, 02/06/2024	80	85
3.410%, 02/11/2026	40	42
3.216%, 11/28/2023	90	93
3.119%, 05/04/2026	170	177
BP Capital Markets PLC
3.535%, 11/04/2024	20	21
Chevron
2.100%, 05/16/2021	130	131
1.991%, 03/03/2020	1,150	1,150
Cimarex Energy
4.375%, 06/01/2024	50	53
3.900%, 05/15/2027	50	51
Concho Resources
4.375%, 01/15/2025	10	10
4.300%, 08/15/2028	30	32
3.750%, 10/01/2027	20	21
Continental Resources
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	160	163
Devon Energy
5.850%, 12/15/2025	70	83
Energy Transfer Operating
5.500%, 06/01/2027	604	683
Enterprise Products Operating
4.150%, 10/16/2028	80	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 02/15/2024	$457	$486
EOG Resources
4.150%, 01/15/2026	60	66
ExxonMobil
3.043%, 03/01/2026	150	157
Halliburton
3.800%, 11/15/2025	10	11
3.250%, 11/15/2021	180	184
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	154
MPLX
4.800%, 02/15/2029	50	55
4.125%, 03/01/2027	110	116
4.000%, 03/15/2028	40	42
Noble Energy
4.150%, 12/15/2021	290	301
Occidental Petroleum
5.550%, 03/15/2026	180	203
4.100%, 02/01/2021	50	51
3.400%, 04/15/2026	80	81
3.125%, 02/15/2022	100	102
3.000%, 02/15/2027	130	129
2.600%, 08/13/2021	250	252
4.423%, 10/10/2036 (C)	3,000	1,482
Phillips 66 Partners
2.450%, 12/15/2024	413	411
Schlumberger Holdings
3.900%, 05/17/2028 (A)	706	747
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	290	313
Sunoco Logistics Partners Operations
3.900%, 07/15/2026	439	455
Williams
5.250%, 03/15/2020	40	41

		9,427

Financials — 12.2%
American Express
3.400%, 02/27/2023	972	1,009
2.650%, 12/02/2022	264	268
American Express Credit MTN
2.375%, 05/26/2020	80	80
2.200%, 03/03/2020	710	710
Anglo American Capital
3.625%, 09/11/2024 (A)	200	207
Banco Santander
4.379%, 04/12/2028	200	219
3.460%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	200

14	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	$234	$244
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	263
Bank of America MTN
4.450%, 03/03/2026	678	739
4.200%, 08/26/2024	210	225
4.125%, 01/22/2024	370	398
4.100%, 07/24/2023	280	299
4.000%, 04/01/2024	440	472
4.000%, 01/22/2025	80	85
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	87
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	222
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	83
3.500%, 04/19/2026	130	138
3.300%, 01/11/2023	60	62
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	825
Barclays Bank
2.650%, 01/11/2021	1,199	1,203
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (A)	400	468
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	270	292
4.400%, 08/14/2028 (A)	200	221
BPCE MTN
3.000%, 05/22/2022 (A)	640	649
Capital One
2.650%, 08/08/2022	830	840
Charles Schwab
3.850%, 05/21/2025	110	119
Citigroup
8.125%, 07/15/2039	12	20
5.500%, 09/13/2025	150	170
5.300%, 05/06/2044	31	39
4.650%, 07/30/2045	28	34
4.450%, 09/29/2027	120	131
4.400%, 06/10/2025	160	172
4.300%, 11/20/2026	40	43
4.125%, 07/25/2028	40	43
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	261
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	360
3.500%, 05/15/2023	100	104
3.400%, 05/01/2026	354	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
3.950%, 11/09/2022	$670	$698
3.875%, 09/26/2023 (A)	595	630
Credit Suisse Group
4.282%, 01/09/2028 (A)	280	301
Daiwa Securities Group
3.129%, 04/19/2022 (A)	50	51
Danske Bank
5.000%, 01/12/2022 (A)	200	210
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	200	201
Ferguson Finance
4.500%, 10/24/2028 (A)	780	836
General Electric Capital MTN
4.650%, 10/17/2021	180	187
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (A)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	713
5.150%, 05/22/2045	20	24
4.750%, 10/21/2045	40	48
4.250%, 10/21/2025	90	96
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	600
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	315
3.500%, 11/16/2026	90	94
2.300%, 12/13/2019	460	460
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	493
5.375%, 03/15/2020	640	649
4.000%, 03/03/2024	420	448
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	443
3.400%, 03/08/2021	360	365
2.950%, 05/25/2021	380	384
Intesa Sanpaolo
3.375%, 01/12/2023 (A)	200	202
John Deere Capital
1.700%, 01/15/2020	40	40
JPMorgan Chase
4.500%, 01/24/2022	786	829
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	226
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	857
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	245
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	109

New Covenant Funds / Quarterly Report / September 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 09/10/2024	$290	$309
2.550%, 03/01/2021	30	30
KKR Group Finance VI
3.750%, 07/01/2029 (A)	595	627
Liberty Mutual Group
4.569%, 02/01/2029 (A)	321	358
4.250%, 06/15/2023 (A)	91	96
Lincoln National
6.250%, 02/15/2020	570	578
Lloyds Banking Group
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	434	435
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	531
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	320	342
3.750%, 02/25/2023	1,810	1,892
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,093
ORIX
4.050%, 01/16/2024	365	389
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	944	994
Penske Truck Leasing Lp
3.900%, 02/01/2024 (A)	965	1,016
PNC Financial Services Group
3.500%, 01/23/2024	805	850
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	570	573
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (A)	30	30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	70
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	200	209
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	305
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	203
Santander UK PLC
2.375%, 03/16/2020	40	40
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (A)	200	210
SunTrust Bank
2.800%, 05/17/2022	1,146	1,166
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	255
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	634	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	$250	$273
3.491%, 05/23/2023 (A)	390	400
US Bancorp
3.375%, 02/05/2024	540	568
USAA Capital MTN
2.625%, 06/01/2021 (A)	350	354
Wells Fargo
3.069%, 01/24/2023	808	823
3.000%, 10/23/2026	190	195
Wells Fargo MTN
4.900%, 11/17/2045	30	36
4.600%, 04/01/2021	480	497
4.300%, 07/22/2027	200	219
3.750%, 01/24/2024	540	571
3.450%, 02/13/2023	120	124

		40,550

Health Care — 2.0%
Abbott Laboratories
3.400%, 11/30/2023	175	184
AbbVie
3.600%, 05/14/2025	10	11
Aetna
2.800%, 06/15/2023	20	20
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	348
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,219
Becton Dickinson
4.685%, 12/15/2044	40	46
3.734%, 12/15/2024	24	25
3.363%, 06/06/2024	210	219
Bristol-Myers Squibb
3.400%, 07/26/2029 (A)	50	53
3.200%, 06/15/2026 (A)	120	126
2.900%, 07/26/2024 (A)	180	186
2.600%, 05/16/2022 (A)	80	81
Celgene
3.875%, 08/15/2025	130	140
3.550%, 08/15/2022	60	62
2.250%, 08/15/2021	70	70
Cigna
4.375%, 10/15/2028	120	131
4.125%, 11/15/2025	50	54
3.400%, 09/17/2021	60	61
CVS Health
4.300%, 03/25/2028	80	86
3.875%, 07/20/2025	95	101
3.350%, 03/09/2021	32	33

16	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 07/20/2020	$190	$191
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	1,169	1,443
Eli Lilly
2.350%, 05/15/2022	170	172
Express Scripts Holding
3.500%, 06/15/2024	160	167
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	51
Humana
3.150%, 12/01/2022	240	246
2.900%, 12/15/2022	290	295
SSM Health Care
3.688%, 06/01/2023	644	676
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	26
UnitedHealth Group
3.875%, 12/15/2028	30	33
2.875%, 12/15/2021	50	51
2.700%, 07/15/2020	70	70

		6,717

Industrials — 2.5%
3M
2.375%, 08/26/2029	30	30
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	748
4.500%, 05/15/2021	310	320
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,119	1,140
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	286	299
Aviation Capital Group
4.125%, 08/01/2025 (A)	160	167
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	44	44
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	12
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	657	692
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	544	580
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	649
Eaton
2.750%, 11/02/2022	450	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	$1,205	$1,202
General Electric MTN
6.875%, 01/10/2039	30	40
5.500%, 01/08/2020	10	10
General Electric Capital MTN
5.300%, 02/11/2021	160	165
International Lease Finance
5.875%, 08/15/2022	400	438
Republic Services
3.200%, 03/15/2025	180	187
Union Pacific
3.950%, 09/10/2028	20	22
3.750%, 07/15/2025	20	22
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	733	778
Waste Management
3.500%, 05/15/2024	120	127
3.450%, 06/15/2029	30	32
3.200%, 06/15/2026	30	32

		8,194

Information Technology — 1.2%
Apple
3.350%, 02/09/2027	210	224
2.900%, 09/12/2027	110	115
2.450%, 08/04/2026	70	71
2.000%, 11/13/2020	80	80
1.550%, 08/04/2021	60	60
Broadcom
3.625%, 10/15/2024 (A)	485	493
3.125%, 01/15/2025	80	79
Diamond 1 Finance
4.420%, 06/15/2021 (A)	430	443
Intel
3.700%, 07/29/2025	30	33
Mastercard
3.375%, 04/01/2024	190	202
Microsoft
3.300%, 02/06/2027	90	97
2.400%, 02/06/2022	150	152
1.850%, 02/06/2020	360	360
1.550%, 08/08/2021	110	109
NXP BV
4.625%, 06/01/2023 (A)	479	510
Oracle
2.500%, 10/15/2022	130	132
salesforce.com
3.700%, 04/11/2028	150	165
3.250%, 04/11/2023	70	73

New Covenant Funds / Quarterly Report / September 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$10	$13
3.150%, 12/14/2025	110	117
2.200%, 12/14/2020	300	301

		3,829

Materials — 0.5%
ArcelorMittal
4.550%, 03/11/2026	100	105
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	215
Glencore Funding
4.125%, 05/30/2023 (A)	890	932
4.125%, 03/12/2024 (A)	120	126
4.000%, 03/27/2027 (A)	120	123
Southern Copper
3.500%, 11/08/2022	130	133
Vale Overseas
6.250%, 08/10/2026	140	161

		1,795

Real Estate — 1.1%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	620	630
Digital Realty Trust
3.600%, 07/01/2029	815	848
Ventas Realty
4.125%, 01/15/2026	566	612
3.500%, 02/01/2025	488	511
Welltower
4.500%, 01/15/2024	902	975

		3,576

Utilities — 2.0%
Aquarion
4.000%, 08/15/2024 (A)	227	241
Commonwealth Edison
3.700%, 08/15/2028	1,118	1,227
Dominion Energy
2.579%, 07/01/2020	260	261
Duke Energy
3.550%, 09/15/2021	170	174
2.400%, 08/15/2022	150	151
FirstEnergy
4.250%, 03/15/2023	380	402
2.850%, 07/15/2022	330	335
NextEra Energy Capital Holdings
2.403%, 09/01/2021	513	516
Northern States Power
7.125%, 07/01/2025	1,190	1,480
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (A)	370	426

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
2.875%, 06/15/2024	$713	$732
Sempra Energy
2.400%, 03/15/2020	840	840

		6,785

Total Corporate Obligations (Cost $92,965) ($ Thousands)		96,694

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds
3.625%, 02/15/2044	130	168
3.125%, 05/15/2048	140	170
3.000%, 08/15/2048	50	60
3.000%, 02/15/2049	360	429
2.875%, 05/15/2049	590	688
2.750%, 08/15/2047	120	136
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	177	197
1.750%, 01/15/2028	86	96
1.375%, 02/15/2044	539	642
1.000%, 02/15/2046	390	432
1.000%, 02/15/2049	1,489	1,638
0.750%, 02/15/2042	466	489
U.S. Treasury Notes
2.750%, 09/15/2021	5,731	5,854
2.750%, 02/15/2028	4	4
2.500%, 01/31/2021	580	585
2.375%, 02/29/2024	6,590	6,818
2.375%, 05/15/2029	300	319
2.250%, 03/31/2021	800	806
2.250%, 04/30/2024	30	31
2.250%, 02/15/2027	583	608
2.125%, 05/31/2021	1,560	1,571
2.000%, 02/15/2025	50	51
1.750%, 06/30/2024	5,989	6,040
1.625%, 09/30/2026	1,170	1,170
1.625%, 08/15/2029	590	587
1.375%, 08/31/2026	110	108
United States Treasury Bill
1.777%, 11/07/2019 (C)	3,799	3,792
1.936%, 11/21/2019 (C)	3,206	3,198

Total U.S. Treasury Obligations (Cost $35,949) ($ Thousands)		36,687

18	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.6%

Automotive — 1.7%

Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (A)	$310	$317
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (A)	320	333
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A4
1.960%, 02/18/2025	1,662	1,663
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (A)	350	359
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A3
2.520%, 06/21/2023	572	578
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	1,182	1,207
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	1,299	1,317

		5,774

Home — 0.5%

Argent Securities, Ser 2004-W5, Cl AV2
3.058%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	325
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	215	225
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	364	379
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
4.018%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (A)	390	401
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
2.318%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (A)	224	213
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.738%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (A)	89	87

		1,630

Other Asset-Backed Securities — 6.4%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,648

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.518%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	$359	$360
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	300	307
Ascentium Equipment Receivables, Ser 2019-1A, Cl A2
2.840%, 06/10/2022 (A)	645	650
Atrium Hotel Portfolio Trust, Ser ATRM, Cl C
3.678%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (A)	410	410
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
2.268%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	286	285
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
3.268%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	159	157
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.168%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	343	329
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	431	441
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.526%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	697	697
Education Loan Asset-Backed Trust, Ser 2013-1, Cl A2
2.818%, VAR ICE LIBOR USD 1 Month+0.800%, 04/26/2032 (A)	500	496
Invitation Homes Trust, Ser 2018-SFR1, Cl A
2.725%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (A)	1,426	1,409
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (A)	1,255	1,272
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
2.873%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	475	477
Morgan Stanley Capital I Trust, Ser BPR, Cl A
3.428%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	320	320
Navient Student Loan Trust, Ser 2016-6A, Cl A3
3.318%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (A)	900	915

New Covenant Funds / Quarterly Report / September 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	$640	$656
RAAC Series Trust, Ser 2005-SP3, Cl M2
2.818%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2035	390	392
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	198	208
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (A)	100	103
SLC Student Loan Trust, Ser 2010-1, Cl A
3.007%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	293	295
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
2.409%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	301	295
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.319%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (A)	145	143
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (A)	384	406
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	303	316
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	322	345
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	200	203
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	827	869
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	919	950
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	902	925
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	542	558
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	557	571
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	707	730

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$1,332	$1,429
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	657	717
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	60	62
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	629
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	339	347

		21,322

Total Asset-Backed Securities (Cost $28,212) ($ Thousands)		28,726

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
FHLMC
6.500%, 12/01/2035	772	883
6.000%, 03/01/2035	1,185	1,364
5.000%, 10/01/2048	76	82
4.000%, 04/01/2048	86	90
4.000%, 05/01/2048	680	710
3.500%, 09/01/2048	609	626
3.500%, 10/01/2048	846	871
3.500%, 01/01/2049	88	91
3.500%, 04/01/2049	999	1,027
3.000%, 02/01/2038	87	89
3.000%, 04/01/2038	88	90
3.000%, 11/01/2043	669	689
3.000%, 01/01/2048	99	101
3.000%, 03/01/2049	96	98
3.000%, 04/01/2049	1,870	1,899
2.375%, 01/13/2022	1,090	1,107
1.250%, 10/02/2019	70	70
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	270	270

20	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
4.500%, 09/01/2057	$249	$270
4.000%, 02/01/2056	73	78
4.000%, 06/01/2057	80	85
3.830%, 01/01/2029	490	552
3.500%, 10/01/2047	1,287	1,329
3.500%, 06/01/2048	703	725
3.500%, 07/01/2048	453	470
3.500%, 02/01/2049	94	98
3.000%, 12/01/2037	84	87
3.000%, 03/01/2046	1,298	1,337
3.000%, 05/01/2046	85	87
3.000%, 07/01/2046	150	153
3.000%, 10/01/2046	227	234
3.000%, 11/01/2046	1,889	1,935
3.000%, 09/01/2047	353	362
2.490%, 10/09/2019 (C)	1,190	1,189
FNMA, Ser M1, Cl A2
3.673%, 09/25/2028 (B)	270	298
Tennessee Valley Authority
3.875%, 02/15/2021	790	812

Total U.S. Government Agency Obligations (Cost $19,580) ($ Thousands)		20,258

SOVEREIGN DEBT — 3.1%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	490	495
Colombia Government International Bond
5.625%, 02/26/2044	280	350
5.200%, 05/15/2049	310	375
4.500%, 03/15/2029	200	222
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (A)	200	238
3.850%, 07/18/2027 (A)	200	211
3.750%, 04/25/2022	370	382
Kuwait International Government Bond
3.500%, 03/20/2027 (A)	210	226
Mexico Government International Bond
4.000%, 10/02/2023	610	642
3.600%, 01/30/2025	380	395
Panama Government International Bond
6.700%, 01/26/2036	190	270
Peruvian Government International Bond
6.550%, 03/14/2037	250	365
5.625%, 11/18/2050	310	454
Poland Government International Bond
5.125%, 04/21/2021	440	462
4.000%, 01/22/2024	450	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
4.400%, 04/14/2020	$840	$850
Province of Quebec Canada
2.625%, 02/13/2023	500	515
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,230
Qatar Government International Bond
3.250%, 06/02/2026	370	389
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	167	190
5.875%, 09/16/2043	400	508
5.625%, 04/04/2042	400	493
Uruguay Government International Bond
4.375%, 01/23/2031	390	430

Total Sovereign Debt (Cost $9,431) ($ Thousands)		10,179

FOREIGN BONDS — 2.0%
Allergan Funding SCS
3.800%, 03/15/2025	40	42
3.450%, 03/15/2022	120	123
Banco Santander
3.125%, 02/23/2023	200	204
Banco Santander Chile
2.500%, 12/15/2020 (A)	240	240
Barclays Bank
10.179%, 06/12/2021 (A)	370	414
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets PLC
3.561%, 11/01/2021	230	237
CNOOC Finance
3.500%, 05/05/2025	330	344
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	540
Ecopetrol
5.375%, 06/26/2026	140	157
HSBC Holdings PLC
4.250%, 08/18/2025	230	243
Intesa Sanpaolo
5.017%, 06/26/2024 (A)	200	206
3.125%, 07/14/2022 (A)	200	201
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	110
OCP
4.500%, 10/22/2025 (A)	400	420
Petrobras Global Finance BV
6.850%, 06/05/2115	150	171

New Covenant Funds / Quarterly Report / September 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Petroleos del Peru
4.750%, 06/19/2032 (A)	$400	$439
Petroleos Mexicanos
4.875%, 01/18/2024	190	195
Shell International Finance
4.375%, 03/25/2020	130	131
Shell International Finance BV
3.250%, 05/11/2025	150	159
2.875%, 05/10/2026	40	42
2.250%, 11/10/2020	360	362
1.750%, 09/12/2021	690	689
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	81
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	730	668
Vale Overseas
6.875%, 11/21/2036	48	61
4.375%, 01/11/2022	8	8

Total Foreign Bonds (Cost $6,266) ($ Thousands)		6,497

MUNICIPAL BONDS — 0.9%
Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	425

Michigan — 0.3%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	$665	$705

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	890	1,013

Total Municipal Bonds (Cost $2,841) ($ Thousands)		2,926

	Shares

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.800%**†	10,798,008	10,798

Total Cash Equivalent (Cost $10,798) ($ Thousands)		10,798

Total Investments in Securities — 105.8%
(Cost $342,810) ($ Thousands)		$351,348

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(E) (Cost $42) ($ Thousands)	87	$124

WRITTEN OPTIONS* — 0.0%

Total Written Options(E) (Premiums Received $51) ($ Thousands)	(114)	$(94)

A list of open option contracts held by the Fund at September 30, 2019 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
December 2019, Eurodollar Mid-Curve Option*	66	$16,256	$98.00	12/21/19	$88
November 2019, U.S. 10 Year Future Option*	15	1,955	129.50	10/19/19	18
November 2019, U.S. Bond Future Option*	6	974	160.00	10/19/19	18

Total Purchased Options		$19,185			$124

WRITTEN OPTIONS — 0.0%

Put Options
November 2019, U.S. 10 Year Future Option*	(9)	$(1,173)	129.00	10/19/19	$(2)
November 2019, U.S. 10 Year Future Option*	(8)	(1,042)	130.00	10/19/19	(4)

22	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
November 2019, U.S. 5 Year Future Option*	(18)	$(2,145)	$118.50	10/19/19	$(3)

		(4,360)			(9)

Call Options
December 2019, Eurodollar Mid-Curve Option*	(33)	(8,129)	97.75	12/21/19	(64)
December 2019, Eurodollar Mid-Curve Option*	(33)	(8,128)	98.50	12/21/19	(14)
November 2019, U.S. 10 Year Future Option*	(9)	(1,173)	130.50	10/19/19	(5)
November 2019, U.S. Bond Future Option*	(4)	(649)	166.00	10/19/19	(2)

		(18,079)			(85)

Total Written Options		$(22,439)			$(94)

A list of the open futures contracts held by the Fund at September 30, 2019 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

90-Day Euro$	118	Jun-2020	$28,695	$29,041	$346

Add 90 DAY EURO$ DEC 19 to SEI_Futures Rule	(60)	Dec-2019	(14,701)	(14,706)	(5)

U.S. 10-Year Treasury Note	(79)	Dec-2019	(10,346)	(10,295)	51

U.S. 2-Year Treasury Note	10	Jan-2020	2,159	2,155	(4)

U.S. 5-Year Treasury Note	169	Jan-2020	20,257	20,136	(121)

U.S. Long Treasury Bond	(132)	Dec-2019	(21,714)	(21,425)	289

U.S. Ultra Long Treasury Bond	52	Dec-2019	10,173	9,979	(194)

Ultra 10-Year U.S. Treasury Note	24	Dec-2019	3,454	3,418	(36)

			$17,977	$18,303	$326

Percentages are based on Net Assets of $332,162 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2019.

†	Investment in Affiliated Security (see Note 3).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2019, the value of these securities amounted to $53,547 ($ Thousands), representing 16.1% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

New Covenant Funds / Quarterly Report / September 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Income Fund (Continued)

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	138,583	–	138,583
Corporate Obligations	–	96,694	–	96,694
U.S. Treasury Obligations	–	36,687	–	36,687
Asset-Backed Securities	–	28,726	–	28,726
U.S. Government Agency Obligations	–	20,258	–	20,258
Sovereign Debt	–	10,179	–	10,179
Foreign Bonds	–	6,497	–	6,497
Municipal Bonds	–	2,926	–	2,926
Cash Equivalent	10,798	–	–	10,798

Total Investments in Securities	10,798	340,550	–	351,348

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	124	–	–	124
Written Options	(94)	–	–	(94)
Futures Contracts *
Unrealized Appreciation	686	–	–	686
Unrealized Depreciation	(360)	–	–	(360)

Total Other Financial Instruments	356	–	–	356

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$11,031	$ 46,060	$(46,293)	$ —	$ —	$10,798	10,798,008	$ 34	$—

24	New Covenant Funds / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

Equity Fund — 60.1%
New Covenant Growth Fund †	4,066,394	$175,953

Total Equity Fund (Cost $106,876) ($ Thousands)		175,953

Fixed Income Fund — 39.2%
New Covenant Income Fund †	4,841,240	114,640

Total Fixed Income Fund (Cost $110,871) ($ Thousands)		114,640

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.800%**†	1,912,594	1,913

Total Cash Equivalent (Cost $1,913) ($ Thousands)		1,913

Total Investments in Securities — 99.9% (Cost $219,660) ($ Thousands)		$292,506

Percentages are based on Net Assets of $292,674 ($ Thousands).

†	Investment in Affiliated Security).
**	Rate shown is the 7-day effective yield as of September 30, 2019.

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 9/30/19	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$178,591	$3,359	$(7,885)	$518	$1,370	$175,953	4,066,394	$471	$—
New Covenant Income Fund	112,871	4,792	(3,915)	61	831	114,640	4,841,240	690	—
SEI Daily Income Trust, Government Fund, Cl F	2,176	5,235	(5,498)	—	—	1,913	1,912,594	13	—

Totals	$293,638	$13,386	$(17,298)	$579	$2,201	$292,506	10,820,228	$1,174	$ -

New Covenant Funds / Quarterly Report / September 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

New Covenant Balanced Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

Fixed Income Fund — 64.5%
New Covenant Income Fund †	2,072,861	$49,085

Total Fixed Income Fund (Cost $47,716) ($ Thousands)		49,085

Equity Fund — 34.8%
New Covenant Growth Fund †	611,139	26,444

Total Equity Fund (Cost $13,544) ($ Thousands)		26,444

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F

1.800%**†	490,094	490

Total Cash Equivalent (Cost $490) ($ Thousands)		490

Total Investments in Securities — 99.9% (Cost $61,750) ($ Thousands)		$76,019

Percentages are based on Net Assets of $76,109 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of September 30, 2019.

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ Loss	Change in Unrealized Appreciation	Value 9/30/19	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$27,539	$896	$(2,301)	$214	$96	$26,444	611,139	$74	$—
New Covenant Income Fund	50,043	706	(2,050)	(36)	422	49,085	2,072,861	298	—
SEI Daily Income Trust, Government Fund, Cl F	1,207	2,446	(3,163)	—	—	490	490,094	4	—

Totals	$78,789	$4,048	$(7,514)	$178	$518	$76,019	3,174,094	$376	$ -

26	New Covenant Funds / Quarterly Report / September 30, 2019